Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1.00	$ 1.00
Common Shares, authorized	900.0	900.0
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1.00	$ 1.00
Common Shares, authorized	900.0	900.0
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7